Unit Activity - Schedule of Movement in Number of Common Units, Subordinated Units and General Partner Units (Detail) - shares			1 Months Ended				9 Months Ended	12 Months Ended
	Jun. 02, 2015	Jun. 27, 2014	Jun. 30, 2015	Jul. 31, 2014	Jun. 30, 2014	Apr. 30, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
IPO [Member]
Class of Stock [Line Items]
Number of Units Issued						8,567,500
Common Units [Member]
Class of Stock [Line Items]
Number of Units Issued	5,000,000	4,600,000	5,000,000	640,000	4,600,000		8,567,500	5,000,000	5,240,000
Repurchasing program								(180,906)
Number of Units							8,567,500	18,626,594	13,807,500
Common Units [Member] | IPO [Member]
Class of Stock [Line Items]
Number of Units Issued								8,567,500
April 2013, Initial Public Offering (IPO)						8,567,500
General Partner Unit [Member]
Class of Stock [Line Items]
Number of Units Issued			102,041	13,062	93,877
Number of General Partner Units Outstanding							349,694	558,674	456,633
General Partner Unit [Member] | IPO [Member]
Class of Stock [Line Items]
April 2013, Initial Public Offering (IPO)						349,694
Subordinated Units [Member]
Class of Stock [Line Items]
Number of Units							8,567,500	8,567,500	8,567,500
Subordinated Units [Member] | IPO [Member]
Class of Stock [Line Items]
Number of Units Issued								8,567,500
April 2013, Initial Public Offering (IPO)						8,567,500